8. TRADE ACCOUNTS RECEIVABLE, NET AND OTHER RECEIVABLES (Details 1) R$ in Millions	12 Months Ended
Dec. 31, 2018 BRL (R$)
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Principal value	R$ 2,500.0
Updated value	R$ 2,597.5
Due Maturity04.19.2019[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	96.50%
Principal value	R$ 1,000.0
Updated value	R$ 1,026.9
Due Maturity12.16.2020[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	96.00%
Principal value	R$ 780.0
Updated value	R$ 781.7
Due Maturity12.18.2023[Member]
TradeAccountsReceivableNetAndOtherReceivablesLineItems [Line Items]
Average rate	59.00%
Principal value	R$ 720.0
Updated value	R$ 788.9